Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity	$ 7,001	$ 4,717	$ 4,773
Borrowings outstanding	714	709	704
Total
Equity	$ 6,997	$ 4,704	$ 4,761